Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Shares Issued [Member] Common Stock [Member]	Shares Issued [Member] Preferred Stock [Member]	Shares Issued [Member]	Common Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008				$ 113,411		$ 686	$ 886	$ 114,983
Net income						2,691		2,691
Cash dividends						(3,062)		(3,062)
Accrued dividends on preferred stock and accretion of discount on preferred stock					27	(1,540)		(1,513)
Amortization of stock warrants				(27)		27		0
Issuance of shares of common stock from supplemental shareholder investments	293	32,707	33,000	49				49
Issuance of common stock				269				269
Stock option and restricted stock expense				160				160
Net change in unrealized gain/(loss) on securities available for sale, net of tax							(288)	(288)
Issuance of shares of common stock through the dividend reinvestment plan				591				591
Balance at Dec. 31, 2009				114,746	32,734	(1,198)	598	146,880
Net income						3,763		3,763
Cash dividends						(620)		(620)
Accrued dividends on preferred stock and accretion of discount on preferred stock					29	(1,679)		(1,650)
Amortization of stock warrants				(29)		29		0
Issuance of shares of common stock from supplemental shareholder investments				34				34
Issuance of common stock				237				237
Stock option and restricted stock expense				115				115
Net change in unrealized gain/(loss) on securities available for sale, net of tax							(452)	(452)
Issuance of shares of common stock through the dividend reinvestment plan				121				121
Balance at Dec. 31, 2010				115,224	32,763	295	146	148,428
Net income						5,623		5,623
Cash dividends						(313)		(313)
Accrued dividends on preferred stock and accretion of discount on preferred stock					29	(1,679)		(1,650)
Amortization of stock warrants				(29)		29		0
Issuance of shares of common stock from supplemental shareholder investments				197				197
Issuance of common stock				162				162
Stock option and restricted stock expense				118				118
Net change in unrealized gain/(loss) on securities available for sale, net of tax							2,750	2,750
Issuance of shares of common stock through the dividend reinvestment plan				62				62
Balance at Dec. 31, 2011				$ 115,734	$ 32,792	$ 3,955	$ 2,896	$ 155,377